Debt (Tables)	11 Months Ended
Dec. 31, 2021
Schedule of Fair Value, by Balance Sheet Grouping
The following table presents the carrying value, net of unamortized debt issuance costs and discounts or premiums, and the estimated fair value of our total debt, not including the effect of unamortized debt issuance costs, respectively:

	Successor December 31, 2021		Predecessor December 31, 2020 (1)
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Senior secured notes
11.000% Senior Notes due February 2028	$216,000	$236,792	$—	$—
Senior unsecured notes
4.900% Senior Notes due August 2020	$—	$—	$62,535	$1,366
4.625% Senior Notes due March 2021	—	—	79,936	1,596
3.950% Senior Notes due March 2022	—	—	21,213	354
7.750% Senior Notes due January 2024	—	—	397,025	7,925
7.950% Senior Notes due April 2025	—	—	450,000	8,348
7.875% Senior Notes due February 2026	—	—	750,000	301,935
6.200% Senior Notes due August 2040	—	—	393,596	7,966
6.050% Senior Notes due March 2041	—	—	395,002	7,327
5.250% Senior Notes due March 2042	—	—	483,619	9,701
8.950% Senior Notes due April 2045	—	—	400,000	7,420
Credit facility:
Senior Secured Revolving Credit Facility matures July 2025	—	—	—	—
2017 Credit Facility due to mature January 2023	—	—	545,000	545,000

Total debt	216,000	236,792	3,977,926	898,938

Less: Current maturities of long-term debt	—	—	—	—

Long-term debt	$216,000	$236,792	$—	$—